CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income (loss) from operations	$ (14,558,000)	$ (22,753,000)
Other income (loss):
Income (loss) before provision for income taxes	(21,928,000)	(26,291,000)
Provision for income taxes	(541,000)	(121,000)
Net income (loss)	$ (22,469,000)	$ (26,412,000)
Weighted average number of common shares used in computing net loss per common share - basic	128,459,102	92,958,570
Weighted average number of common shares used in computing net loss per common share - diluted	128,459,102	92,958,570
Net loss per common share - basic	$ (0.17)	$ (0.31)
Net loss per common share - diluted	$ (0.17)	$ (0.31)
CONCORD ACQUISITION CORP III
Operating costs, net	$ 4,867,708	$ 1,172,506
Income (loss) from operations	(4,867,708)	(1,172,506)
Other income (loss):
Income from operating bank account	3,335
Income from cash and investments held in trust account	6,795,482	5,091,197
Recovery of offering costs attributable to warrant liability	372,678
Change in fair value of warrant liability and sponsor loans	(2,913,800)	21,332,800
Total other income, net	4,257,695	26,423,997
Income (loss) before provision for income taxes	(610,013)	25,251,491
Provision for income taxes	(1,385,741)	(995,207)
Net income (loss)	$ (1,995,754)	$ 24,256,284
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
Other income (loss):
Weighted average number of common shares used in computing net loss per common share - basic	14,374,778	34,500,000
Weighted average number of common shares used in computing net loss per common share - diluted	14,374,778	34,500,000
Net loss per common share - basic	$ (0.09)	$ 0.56
Net loss per common share - diluted	$ (0.09)	$ 0.56
CONCORD ACQUISITION CORP III | Class A and B common stock
Other income (loss):
Weighted average number of common shares used in computing net loss per common share - basic	8,625,000	8,625,000
Weighted average number of common shares used in computing net loss per common share - diluted	8,625,000	8,625,000
Net loss per common share - basic	$ (0.09)	$ 0.56
Net loss per common share - diluted	$ (0.09)	$ 0.56